Loans Payable (Tables)	12 Months Ended
Dec. 31, 2023
Loans Payable [Abstract]
Schedule of Loans Payable	At December 31, 2023 and 2022, loans payable consisted of the following:
	As of December 31,
	2023	2022
Hire purchases – Motor Vehicle	$248,768	$286,329
Term loan I	154,195	594,070
Term loan II	147,697	1,028,645
Short-term loan	166,533	175,783
	717,193	2,084,827
Less current portion	(512,435)	(1,611,069)
Long-term loans payable	$204,758	$473,758

Schedule of Future Minimum Lease Payments	Future minimum lease payments under hire purchases that have initial non-cancellable lease terms in excess of one year as of December 31, 2023 were as follows:
Finance leases
Year Ended December 31,
2024	$55,681
2025	55,681
2026	55,681
2027	50,024
2028	42,143
Thereafter	24,584
283,794
Less: Imputed interest	(35,026)
Hire purchases liabilities	248,768

Hire purchases liabilities – current	$44,010
Hire purchases liabilities – non-current	$204,758